As filed with the Securities and Exchange Commission on January 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – November 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

SEMPER SHORT DURATION FUND A MESSAGE TO OUR SHAREHOLDERS NOVEMBER 30, 2013

The Semper Short Duration Fund (the “Fund”) completed its third fiscal year November 30th, 2013.  Following two fiscal years of approximately 4% annualized net performance through November 30, 2012, Fund performance was lower during 2013 in concert with an increasingly challenging fixed income market.  Net performance for the one year ending November 30, 2013 was 0.42% for the Institutional Shares and 0.18% for the Investor Shares, compared to 0.54% for the Fund’s benchmark index, the Barclays Capital 1–3 Year Government Index® (the “Index”).  Since the Fund’s December 2010 inception, annualized net performance for the Institutional Shares was 2.96%, more than 200 basis points or 2% above the Index return of 0.94%.  Annualized net performance since inception for the Investor Shares was 2.68%. (For the period ended 12/31/13, the Fund’s one-year total return for the Institutional Shares and Investor Shares was 0.23% and 0.00%, respectively, with the since inception (12/23/10) average annual total return of 2.83% and 2.55%, respectively. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Returns of one year or less are not annualized. For the most recent month-end performance, please call 1-877-828-8210. As stated in the current prospectus, the gross operating expense ratio for the Institutional Shares and Investor Shares are 2.51% and 3.40%, respectively (which, as required, is the historical calculation from the most recent fiscal year). However, the adviser has contractually agreed to reduce and/or reimburse fees and expenses to limit total operating expenses to 0.60% and 0.85%, respectively, through March 31, 2014. Otherwise, performance displayed would have been lower.)

Following a number of years of low and stable short term interest rates, volatility was re-introduced to the fixed income market in May 2013, with the Federal Reserve Bank (the”Fed”) beginning to prepare investors for a near term change to its unprecedented monetary stimulus.  The Fed identified “tapering” of its current Treasury and agency mortgage-backed securities (“MBS”) bond buying program, currently totaling $85 billion per month, as the first step in reduced stimulus.  All markets reacted negatively, and Treasury  interest rates rose rapidly for nearly five months  The yield on the current maturity two-year Treasury note began the fiscal year  with a yield to maturity of approximately 25 basis points (100 basis points equals 1.00%), rose to 40 basis points by the end of August, and ended the fiscal year at approximately 30 basis points.  The five-year Treasury note yield moved much more, rising from 0.60% from November, 2012 to a high of 1.70% in mid-September, before ending the fiscal year at approximately 1.40%.  The 110 basis point rise in the five-year treasury’s interest rate equates to a price decline of approximately 5%.  While Fund performance was lower this fiscal year than the prior two fiscal years, its positive net performance in this volatile environment compares favorably to most fixed income sectors.  The Fund’s assets under management continued to grow during this twelve month period, growing from $23.9 million to $52.5 million as of November 30, 2013.  In December 2013 the Fund crossed the $60 million milestone.  Semper Capital Management (“Semper”, “Fund Manager” or “Manager”) expects the Fund’s larger size to result in enhanced investment opportunities and liquidity, which could prove beneficial to existing and prospective investors.

The Fund invests primarily in high quality fixed income securities with maturity dates or average maturities (also called effective maturities or average lives) generally three years and under.  Although mortgage-backed securities (MBS) are issued with stated maturities that may be 15, 30, or even 40 years, scheduled monthly and unscheduled payments of principal on the securities’ underlying mortgages significantly shorten the securities’ effective maturities.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities. Accordingly, the effective maturity, or interest rate sensitivity, of the Fund’s investments have been generally three years and under. During this fiscal year the average maturity of the Fund ranged from 1.5 to 3 years.  Earlier in the year duration was maintained on the higher end of this range based on Semper’s expectation that interest rates would remain low during this period.  When it became clear that the yield curve would be rising and steepening, the Manager moved to reduce duration to the lower end of this range.  Semper invested in a combination of Treasury, agency, municipal, and securitized debt instruments in order to maintain a high quality, highly liquid, well diversified portfolio of securities that would be in a position to potentially benefit from current market conditions.  Semper also began selling Treasury securities short in the second half of 2013 in order to reduce the Fund’s interest rate sensitivity while intending to maintain the attractive yield offered by certain of the Fund’s longer maturity positions.   After purchasing securities, Semper continuously evaluates the Fund to identify securities that should be sold either because they have achieved their target prices, because the Manager believed they were at risk of underpeformance based on new information in our ongoing analysis, or because a more attractive replacement was identified.  In general the Fund’s portfolio turnover has been modest, with  turnover, including paydowns and maturities, at 108% this fiscal year. This was consistent with Manager expectations.

During the fiscal year, performance was impacted from the following:
•
Prices of many high quality fixed income securities declined as interest rates rose over the course of the fiscal year.  Prices of Fund positions declined by approximately ½ percent on average.  Unrealized price depreciation was approximately $219,000 during the year, and realized gains were approximately $96,000.

•
The Fund maintained a significant yield to maturity advantage relative to the Index, contributing to overall positive performance.  Interest income was approximately $980,000, more than offsetting price declines.  On average, the Fund had an approximate 60% allocation to securitized debt instruments including Commercial Mortgaged Backed Securities, Asset

1

SEMPER SHORT DURATION FUND A MESSAGE TO OUR SHAREHOLDERS NOVEMBER 30, 2013

Backed Securities and Mortgage Backed Securities, primarily government issued, versus the Index which had a 0% allocation to these instruments.  Semper specializes in the identification, evaluation, and trading of these sectors.  The Manager was able to invest in a number of securities with attractive yields and prices, and benefit from these securities rising in price because of growing demand for these types of high quality instruments.  These securities continued to offer attractive yield spread above comparable maturity Treasuries during this period.  The Fund’s 30-Day SEC Yield as of November 30, 2013 was approximately 1.7% higher than the yield to maturity of the Index.

There have been no securities or sectors that have had a material negative impact on performance or on expected future performance.  In general, the Fund’s modest exposure to securities with longer maturities and to securities – primarily MBS – which exhibited rising interest rate sensitivity as yields rose, had a negative impact on performance.  Many of these securities also tended to offer the most attractive yields in the Fund.

The Manager intends to continue to manage the Fund in the same manner going forward, with a continued  desire of investing in securitized debt sectors offering excess yield relative to Treasuries, and price appreciation from purchasing undervalued securities.   Semper currently expects interest rates to continue to rise gradually, with more near term steepening followed by an eventual curve flattening when the Fed loosens its grip on very short rates.  Target duration for 2014 will be in a range of 1.2 years to 1.8 years, with similar sector weightings.  The Fund will continue to not use derivatives, but will continue to sell short Treasuries as needed to efficiently manage Fund duration.

IMPORTANT RISKS AND DISCLOSURES

Investments are subject to risk, including the possible loss of principal. As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income market may have an adverse effect on the Fund. Mortgage-backed securities are subject to prepayment risk, when the Fund may have to reinvest this money at lower prevailing interest rates, as well as extension risk. The value of mortgage-backed securities and asset-backed securities can be very volatile in response to changes in interest rates. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Fund may not be suitable for all investors.

The Barclays Capital 1-3 Year Government Index includes Treasury and Agency securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years. This unmanaged Index contains only dollar-denominated, investment grade issues with at least $250 million par outstanding. One cannot invest directly in an index.  The 30 Day SEC Yield is a standardized yield which is calculated based on a 30-day period ending on the last day of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. Yield to maturity is the rate of return anticipated on a bond if it is held until its maturity date (calculated as of 11/30/13) and is expressed as an annual rate. This yield does not represent the Fund’s yield.

The views in this report were those of the Fund manager as of November 30, 2013, and may not reflect their views on the date this report is first published or any time thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.  This letter may contain discussions about certain investments both held and not held in the portfolio.  All current and future holdings are subject to risk and to change.

2

SEMPER SHORT DURATION FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) NOVEMBER 30, 2013

3

SEMPER SHORT DURATION FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) NOVEMBER 30, 2013

4

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

Long Positions – 107.5%
Fixed Income Securities - 89.0%
Asset Backed Obligations - 43.3%
$18,111	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$17,915
29,523	ABFC Trust, Series 2005-OPT1 A1MZ (b)	0.52	07/25/35	28,944
280,520	Access Group, Inc., Series 2001 2A1 (b)	0.60	05/25/29	253,510
34,219	Access Group, Inc., Series 2007-1 A2 (b)	0.27	04/25/17	33,874
142,147	Accredited Mortgage Loan Trust, Series 2003-2 A3 (b)	0.91	10/25/33	120,222
156,200	American Home Mortgage Investment Trust, Series 2004-3 1A (b)	0.91	10/25/34	155,110
11,747	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R11 A2 (b)	0.54	11/25/34	11,617
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.75	07/25/32	11,680
503,881	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1998-2 A5 (a)	7.30	02/25/28	503,773
266,694	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9 A2 (b)	0.81	06/26/34	247,262
58,401	Argent Securities, Inc., Series 2003-W7 M2 (b)	2.79	03/25/34	53,236
200,000	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.80	06/10/49	201,038
196,176	Banc of America Commercial Mortgage, Inc., Series 2007-4 A3 (b)	6.00	02/10/51	200,752
53,839	Banc of America Funding Trust, Series 2009-R6 3A1 (b)(c)	2.17	01/26/37	53,913
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	146,242
45,329	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.35	11/10/42	46,203
68,708	Banc of America Mortgage Securities, Inc., Series 2004-K 4A1 (b)	5.29	12/25/34	67,821
504,193	BCAP, LLC Trust, Series 2009-RR10 10A1 (c)	6.00	01/26/38	516,620
8,341	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.83	10/25/32	7,938
430,138	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.91	01/25/34	412,822
12,419	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5 A2 (a)	5.50	10/25/33	13,062
157,876	Bear Stearns Mortgage Securities, Inc., Series 1997-6 1A (b)	6.39	03/25/31	167,133
54,018	Bush Truck Leasing, LLC, Series 2011-AA C (c)	5.00	09/25/18	53,782
660,797	Carrington Mortgage Loan Trust, Series 2007-HE1 A1 (b)	0.27	06/25/37	645,530
11,720	Centex Home Equity Loan Trust, Series 2002-D AF6 (b)	4.66	12/25/32	11,925

See Notes to Financial Statements.	5

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

$45,576	Centex Home Equity Loan Trust, Series 2003-A AF4 (a)	4.25%	12/25/31	$45,786
766,746	Chase Mortgage Finance Trust, Series 2003-S11 3A1	5.50	10/25/33	794,861
47,613	CWHL Mortgage Pass-Through Trust, Series 2004-J1 1A1	4.50	01/25/19	48,563
33,245	CWHL Mortgage Pass-Through Trust, Series 2005-J4 A3	5.50	11/25/35	33,202
140,000	Citigroup Commercial Mortgage Trust, Series 2004-C2 H (b)(c)	5.87	10/15/41	128,638
19,866	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4 A (b)(c)	0.58	12/25/33	19,816
279,267	Contimortgage Home Equity Loan Trust, Series 1997-1 M1 (b)	1.10	03/15/28	283,728
22,316	Countrywide Alternative Loan Trust, Series 2005-54CB 1A7	5.50	11/25/35	22,774
72,312	Countrywide Alternative Loan Trust, Series 2005-64CB 1A7	5.50	12/25/35	71,732
309,407	CPS Auto Receivables Trust, Series 2011-A A (c)	2.82	04/16/18	312,272
69,728	Credit Suisse Commercial Mortgage Trust, Series 2006-C2 A2 (b)	5.86	03/15/39	70,169
2,862	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1 F (b)(c)	7.50	06/20/29	2,860
529,618	Educational Services of America, Inc., Series 2013-1 A (b)(c)	0.74	02/26/29	529,717
630,000	Encore Credit Receivables Trust, Series 2005-3 M2 (b)	0.66	10/25/35	598,029
360,333	Equity One Mortgage Pass-Through Trust, Series 2004-2 AV2 (b)	0.42	07/25/34	281,945
19,475	FFCA Secured Franchise Loan Trust, Series 2000-1 A2 (c)	7.77	09/18/27	19,636
36,000	FREMF Mortgage Trust, Series 2012-K706 C (b)(c)	4.16	11/25/44	35,384
433,690	GMACM Home Equity Loan Trust, Series 2001-HE2 IA1 (b)	0.61	12/25/26	368,105
229,751	Greenwich Capital Commercial Mortgage Trust, Series 2004-GG1 A7 (b)	5.32	06/10/36	231,224
517,511	GSAMP Trust, Series 2007-HE1 A2B (b)	0.27	03/25/47	474,797
72,250	GSMPS Mortgage Loan Trust, Series 2005-RP1 1A2 (c)	7.50	01/25/35	75,380
25,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2 2A4 (b)	0.46	01/25/36	23,845
522,699	Impac CMB Trust, Series 2002-9F A1 (a)	5.22	12/25/32	532,111
41,354	Impac Secured Assets CMN Owner Trust, Series 2002-3 M2 (b)	5.28	08/25/32	46,632
300,000	Invitation Homes Trust, Series 2013-SFR1 A (b)(c)	1.40	12/17/30	301,268
460,948	Irwin Home Equity Loan Trust, Series 2005-1 M1 (a)	5.42	06/25/35	463,434
35,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 AM (b)	5.41	12/15/44	37,852

See Notes to Financial Statements.	6

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

$57,557	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2	5.13%	05/15/47	$58,324
219,029	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18 A3	5.45	06/12/47	222,106
267,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1 D (b)	4.86	02/15/40	273,482
134,547	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.62	11/15/30	139,950
1,269,884	MASTR Asset Securitization Trust, Series 2004-8 3A1	5.25	08/25/19	1,316,006
144,668	Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1999-TBC3 A2 (b)	2.61	10/20/29	144,472
1,062,810	Merrill Lynch Mortgage Investors Trust, Series 2006-WMC1 A2C (b)	0.37	01/25/37	1,017,128
500,000	Merrill Lynch/Country- wide Commercial Mortgage Trust, Series 2006-2 B (b)(c)	6.09	06/12/46	462,391
150,000	ML-CFC Commercial Mortgage Trust, Series 2007-7 AMFL (b)(c)	0.40	06/12/50	109,383
54,069	Morgan Stanley Capital I Trust, Series 2004-HQ4 A7	4.97	04/14/40	54,981
9,273	Morgan Stanley Capital I Trust, Series 2004-T13 A4	4.66	09/13/45	9,271
200,000	Morgan Stanley Capital I Trust, Series 2005-IQ9 AJ	4.77	07/15/56	207,493
15,389	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.92	08/12/41	15,369
79,703	Morgan Stanley Capital I Trust, Series 2007-HQ12 A2FL (b)	0.42	04/12/49	78,402
606,172	Morgan Stanley Dean Witter Capital I Trust, Series 2002-TOP7 H (c)	6.00	01/15/39	617,674
503,384	Morgan Stanley Re-remic Trust, Series 2011-KEYA A1 (c)	4.25	12/19/40	505,884
851,000	Nationstar Mortgage Advance Receivables Trust, Series 2013-T1A A1 (c)	1.08	06/20/44	850,708
197,421	Nelnet Student Loan Trust, Series 2005-2 A4 (b)	0.33	12/23/19	196,486
145,000	Nelnet Student Loan Trust, Series 2008-2 A4 (b)	1.95	06/26/34	151,102
470,899	RALI Trust, Series 2002-QS15 CB	6.00	10/25/32	483,519
1,260,052	RASC Trust, Series 2005-AHL3 A2 (b)	0.41	11/25/35	1,225,093
695,500	RASC Trust, Series 2007-KS2 AI2 (b)	0.29	02/25/37	672,517
20,257	Saxon Asset Securities Trust, Series 2002-3 M1 (b)	1.29	12/25/32	18,685
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.71	03/25/35	21,201
78,617	SLM Private Education Loan Trust, Series 2012-C A1 (b)(c)	1.27	08/15/23	79,054
163,385	SLM Private Education Loan Trust, Series 2012-E A1 (b)(c)	0.92	10/16/23	163,479
45,000	SLM Student Loan Trust, Series 2008-3 A3 (b)	1.24	10/25/21	45,679
171,761	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS A4 (b)	0.81	03/25/35	163,925
735,450	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 1A3 (a)	5.00	03/25/35	757,996

See Notes to Financial Statements.	7

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

$138,569	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1 A (b)	0.75%	01/25/33	$130,731
196,332	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1A (b)	1.14	12/25/33	184,365
588,994	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1F (a)	5.37	12/25/33	591,320
25,561	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, Series 2002-RM1 A (b)(c)	0.82	10/25/37	24,027
19,801	UCFC Home Equity Loan Trust, Series 1998-D MF1	6.91	04/15/30	19,996
100,850	U.S. Education Loan Trust IV, LLC, Series 2007-1A 1A3 (b)(c)	0.64	09/01/22	100,918
260,300	Vanderbilt Mortgage Finance, Series 2001-A A4 (b)	7.24	06/07/28	264,277
277,110	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12 A4 (b)	5.47	07/15/41	279,307
8,556	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.41	10/15/44	9,112
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22 AJ (b)	5.55	12/15/44	150,853
51,577	Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8 A1 (b)(c)	0.25	06/15/20	51,160
103,571	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.21	02/27/34	102,766
466,630	Wells Fargo Mortgage Backed Securities Trust, Series 2004-C A1 (b)	4.77	04/25/34	474,266
489,046	Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD 1A1 (b)	2.61	01/25/35	488,194
Total Asset Backed Obligations (Cost $22,270,376)	22,768,646
Corporate Non-Convertible Bond - 0.0%
4,000	Norfolk Southern Corp. (Cost $4,088)	5.26	09/17/14	4,151
Municipal Bonds - 10.9%
Alaska - 0.3%
170,000	Alaska Housing Finance Corp.	5.20	06/01/33	170,093
California - 0.3%
175,000	California Housing Finance Agency	4.70	08/01/24	172,538

Florida - 1.0%
525,000	Capital Trust Agency, Inc.	3.75	12/01/26	494,487
10,000	Lee Memorial Health System	7.28	04/01/27	11,205
				505,692
Georgia - 0.4%
225,000	Georgia Housing & Finance Authority	4.25	12/01/24	233,251

Indiana - 0.3%
145,000	Indiana Housing & Community Development Authority	4.55	07/01/27	147,814
Kentucky - 1.8%
945,000	Kentucky Housing Corp.	3.00	11/01/41	922,811
Maryland - 0.3%
140,000	Maryland Community Development Administration	4.00	09/01/25	137,546
Massachusetts - 0.9%
450,000	Massachusetts Housing Finance Agency	4.78	12/01/20	469,795
Minnesota - 0.9%
483,655	Minnesota Housing Finance Agency	2.35	03/01/43	476,961
New Hampshire - 1.0%
545,000	New Hampshire Housing Finance Authority	3.75	07/01/34	543,278

See Notes to Financial Statements.	8

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

New Jersey - 0.7%
$350,000	New Jersey Housing & Mortgage Finance Agency	1.96%	11/01/18	$341,316
North Carolina - 0.5%
253,000	North Carolina Housing Finance Agency	5.25	07/01/38	264,200
Ohio - 0.2%
50,000	Columbus Regional Airport Authority	4.00	10/20/14	50,321
35,000	Ohio Housing Finance Agency	6.00	09/01/35	35,054
20,000	Ohio Housing Finance Agency	5.32	09/01/38	20,029
				105,404
Oregon - 1.0%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	320,460
185,000	State of Oregon Housing & Community Services Department	5.00	01/01/42	189,660
				510,120
Tennessee - 0.4%
220,000	Tennessee Housing Development Agency	2.95	01/01/17	224,088
Texas - 0.7%
364,095	Bexar County Housing Finance Corp.	5.38	10/01/39	374,202
Wisconsin - 0.2%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	102,921

Total Municipal Bonds (Cost $5,883,721)	5,702,030

U.S. Government & Agency Obligations (e) - 34.8%
Interest Only Bonds - 2.7%
1,000,000	Access Group, Inc. (b)	1.67	12/27/32	902,500
366,000	Access Group, Inc. (b)	1.78	09/25/37	327,570
9,144	U.S. Small Business Administration, Series 2004-P10A 1	4.50	02/01/14	9,185
159,841	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	170,987
1,410,242
Mortgage Securities - 29.1%
442,605	FHLMC Structured Pass Through Securities, Series T-62 1A1 (b)	1.35	10/25/44	452,802
31,568	FHLMC, Series 129, Class H	8.85	03/15/21	36,059
35,000	FHLMC, Series 3823, Class GA	3.50	01/15/26	37,115
53,123	FHLMC, Series 3834, Class GA	3.50	03/15/26	56,342
174,316	FHLMC, Series 3845, Class NA	3.25	04/15/25	180,401
612,039	FHLMC, Series 4024, Class KP	2.00	03/15/42	623,361
359,654	FHLMC, Series 4135, Class BQ	2.00	11/15/42	346,398
114,818	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	116,457
185,849	FNMA, Series 2010-137, Class MC	3.00	10/25/38	191,482
38,039	FNMA, Series 2010-34, Class JD	3.00	09/25/37	38,649
35,434	FNMA, Series 2012-113, Class PB	2.00	10/25/40	35,079
78,964	FNMA, Series 2012-8, Class LP	2.50	08/25/21	80,487
418,358	FNMA, Series 2012-80, Class HD	3.00	01/25/42	422,349
603,687	FNMA, Series 2013-14, Class PB	1.00	03/25/43	591,655
447,143	GNMA II Pool #MA0456	3.50	10/20/42	450,991
422,407	GNMA II Pool #MA0528	3.50	11/20/42	426,042
4,169	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	4,190
54,244	GNMA, Series 2008-55, Class WT (b)	5.57	06/20/37	60,726
20,686	GNMA, Series 2009-71, Class A	3.30	04/16/38	20,788
59,703	GNMA, Series 2009-75, Class LC	4.00	10/20/38	63,451
35,764	GNMA, Series 2010-14, Class QP	6.00	12/20/39	38,125
358,977	GNMA, Series 2010-144, Class DK	3.50	09/16/39	373,575

See Notes to Financial Statements.	9

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

$131,232	GNMA, Series 2011-45, Class EH	3.50%	01/20/37	$131,687
435,000	GNMA, Series 2011-86, Class B	3.00	02/16/41	449,421
1,251,724	GNMA, Series 2012-123, Class A	1.04	07/16/46	1,177,180
758,255	GNMA, Series 2012-143, Class XC	1.25	12/16/27	736,501
1,796,983	GNMA, Series 2013-12, Class AB	1.83	11/16/52	1,734,916
1,280,038	GNMA, Series 2013-15, Class AC	1.84	08/16/51	1,232,969
216,402	GNMA, Series 2013-37, Class ED	4.50	05/20/39	221,152
511,974	GNMA, Series 2013-46, Class AB	1.72	08/16/42	505,942
513,114	GNMA, Series 2013-46, Class AC (b)	1.88	03/16/46	491,848
697,084	GNMA, Series 2013-57, Class A	1.35	06/16/37	690,413
1,162,169	GNMA, Series 2013-59, Class A	1.75	07/16/45	1,139,596
800,574	GNMA, Series 2013-68, Class AC	1.30	02/16/46	782,914
1,163,350	GNMA, Series 2013-72, Class AC	1.88	05/16/46	1,133,691
226,103	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	235,430
440	Small Business Administration Participation Certificates, Series 2012-10E 1	0.98	09/01/22	431
				15,310,615
Principal Only Bonds - 1.3%
425,000	Panhandle-Plains Student Finance Corp. (b)	1.66	12/01/31	416,500
251,333	South Carolina Student Loan Corp. (b)	0.67	01/25/41	247,802
				664,302
U.S. Treasury Securities - 1.7%
400,000	U.S. Treasury Note	1.50	12/31/13	400,445
500,000	U.S. Treasury Note	2.63	07/31/14	508,252
908,697
Total U.S. Government & Agency Obligations (Cost $18,546,121)	18,293,856
Total Fixed Income Securities (Cost $46,704,306)	46,768,683
Short-Term Investments - 18.5%
Private Placement Participation Agreements - 3.2%
735,202	Basepoint Merchant Lending Trust, Series SPL-II (d)(e)	9.50	05/31/15	735,203
933,538	Basepoint Real Estate Finance, LLC (d)(f)	10.00	06/22/14	933,538
Total Private Placement Participation Agreements (Cost $1,668,741)	1,668,741
Repurchase Agreements (g)- 15.3%
5,050,000	RBC Capital Markets Corp.	0.00	12/03/13	5,050,000
3,022,500	RBC Capital Markets Corp.	0.00	12/03/13	3,022,500
Total Repurchase Agreements (Cost $8,072,500)	8,072,500

Total Short-Term Investments (Cost $9,741,241)	9,741,241

Total Long Positions - 107.5% (Cost $56,445,547)*	$56,509,924
Total Short Positions – (15.3)% (Proceeds $7,946,288)*	(8,034,413)
Other Assets & Liabilities, Net – 7.8%	4,079,171
Net Assets – 100.0%	$52,554,682

See Notes to Financial Statements.	10

SEMPER SHORT DURATION FUND SCHEDULE OF SECURITIES SOLD SHORT NOVEMBER 30, 2013

Principal	Security Description	Rate	Maturity	Value

Short Positions - (15.3)%

U.S. Treasury Securities - (15.3)%

$(5,000,000)	U.S. Treasury Note	1.38%	07/31/18	$(5,029,490)
(3,000,000)	U.S. Treasury Note	2.00	07/31/20	(3,004,923)
Total U.S. Treasury Securities (Proceeds $(7,946,288))	(8,034,413)
Total Short Positions - (15.3)% (Proceeds $(7,946,288))	$(8,034,413)

See Notes to Financial Statements.	11

SEMPER SHORT DURATION FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT NOVEMBER 30, 2013

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of November 30, 2013.
(b)	Variable rate security. Rate presented is as of November 30, 2013.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,013,964 or 9.5% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,668,741 or 3.2% of net assets.
(e)	Agreement is illiquid as of November 20, 2013. The Fund can not sell or otherwise transfer this agreement without prior written approval of Basepoint Merchange Lending Trust, Series SPL-II.
(f)	Agreement is illiquid as of November 20, 2013. The Fund can not sell or otherwise transfer this agreement without prior written approval of Basepoint Real Estate Finance, LLC.
(g)	See Note 2.

* Cost for federal income tax purposes is $48,499,259 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$636,197
Gross Unrealized Depreciation	(659,945)
Net Unrealized Depreciation	$(23,748)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Asset Backed Obligations	$-	$22,768,646	$-	$22,768,646
Corporate Non-Convertible Bond	-	4,151	-	4,151
Municipal Bonds	-	5,702,030	-	5,702,030
U.S. Government & Agency Obligations	-	18,293,856	-	18,293,856
Private Placement Participation Agreements	-	-	1,668,741	1,668,741
Repurchase Agreements	-	8,072,500	-	8,072,500
Total Assets	$-	$54,841,183	$1,668,741	$56,509,924
Liabilities
Securities Sold Short
U.S. Treasury Securities	$-	$(8,034,413)	$-	$(8,034,413)
Total Liabilities	$-	$(8,034,413)	$-	$(8,034,413)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	U.S. Government & Agency Obligations	Private Placement Participation Agreements

Balance as of 11/30/12	$40,149	$-
Accrued Accretion / (Amortization)	(97)	-
Realized Gain / (Loss)	-	(285)
Change in Unrealized Appreciation / (Depreciation)	3,366	-
Purchases	-	1,750,000
Sales	-	(80,974)
Paydowns / Calls	(7,359)	-
Transfers In / (Out)	(36,059)	-
Balance as of 11/30/13	$-	$1,668,741
Net change in unrealized appreciation (depreciation) from investments held as of 11/30/13 **	$3,366	$-

** The change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation of investments in the accompanying Statement of Operations.

There were no transfers between Level 1 and Level 2 for the year ended November 30, 2013.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

See Notes to Financial Statements.	12

SEMPER SHORT DURATION FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT NOVEMBER 30, 2013

Significant unobservable valuation inputs for material Level 3 investments as of November 30, 2013, are as follows:

Investments in Securities	Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements	$735,203	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9%, which was approximately 4.5% higher than the current yield of the Barclays Capital High Yield Loan Index (“Barclays Loan Index”).  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, transaction structure allowing losses more than 3 times greater than base case before any interest rate impairment and over 4.5 times before any principal impairment.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.5 year average life.  A yield spread of 4.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 11/30/13, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+444 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index.

Private Placement Participation Agreements	933,538	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9.5%, which was approximately 5% higher than the current yield of the Barclays Loan Index.  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 15% subordination, approximately 50% overcollateralization, and access to timely loan cash flow information.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is partially offset by the approximate 1.2 year average life.  A yield spread of 5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 11/30/13, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+444 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	40.3%
Corporate Non-Convertible Bond	0.0%
Municipal Bonds	10.1%
U.S. Government & Agency Obligations	32.4%
Private Placement Participation Agreements	2.9%
Repurchase Agreements	14.3%
100.0%

See Notes to Financial Statements.	13

SEMPER SHORT DURATION FUND STATEMENT OF ASSETS AND LIABILITIES NOVEMBER 30, 2013

	ASSETS
	Total investments, at value (Cost $56,445,547)	$56,509,924
	Cash	3,987,750
	Receivables:
	Interest	167,574
Adviser	From investment adviser	13,721
	Prepaid expenses	1,933
	Total Assets	60,680,902

	LIABILITIES
	Payables:
	Securities sold short, at value (Proceeds $7,946,288)	8,034,413
	Interest on securities sold short	43,033
	Fund shares redeemed	435
	Accrued Liabilities:
	Fund services fees	12,154
	Other expenses	36,185
	Total Liabilities	8,126,220

	NET ASSETS	$52,554,682

	COMPONENTS OF NET ASSETS
	Paid-in capital	$52,558,915
	Undistributed net investment income	216
	Accumulated net realized gain	19,299
	Net unrealized depreciation	(23,748)
	NET ASSETS	$52,554,682

	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Investor Shares	114,696
	Institutional Shares	5,019,099

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Investor Shares (based on net assets of $1,172,840)	$10.23
	Institutional Shares (based on net assets of $51,381,842)	$10.24

See Notes to Financial Statements.	14

SEMPER SHORT DURATION FUND STATEMENT OF OPERATIONS YEAR ENDED NOVEMBER 30, 2013

INVESTMENT INCOME
Interest income	$979,552
Total Investment Income	979,552
Adviser
EXPENSES
Investment adviser fees	153,425
Fund services fees	184,002
Transfer agent fees:
Investor Shares	11,399
Institutional Shares	493
Distribution fees:
Investor Shares	2,606
Custodian fees	5,511
Registration fees:
Investor Shares	2,682
Institutional Shares	6,117
Professional fees	67,023
Trustees' fees and expenses	1,517
Interest expense on securities sold short	34,360	0
Miscellaneous expenses	51,653
Total Expenses	520,788
Fees waived and expenses reimbursed	(220,807)
Net Expenses	299,981

NET INVESTMENT INCOME	679,571

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments on:
Investments	96,140
Securities sold short	(1,299)
Net realized gain (loss)	94,841
Net change in unrealized appreciation (depreciation) on:
Investments	(219,167)
Securities sold short	(88,125)
Net change in unrealized appreciation (depreciation)	(307,292)
NET REALIZED AND UNREALIZED LOSS	(212,451)
INCREASE IN NET ASSETS FROM OPERATIONS	$467,120

See Notes to Financial Statements.	15

SEMPER SHORT DURATION FUND STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2013	#	41608	#	#	41243
For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
OPERATIONS
Net investment income	$679,571	$162,193
Net realized gain	94,841	80,813
Net change in unrealized appreciation (depreciation)	(307,292)	197,019
Increase in Net Assets Resulting from Operations	467,120	440,025

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(15,213)	(6,417)
Institutional Shares	(732,945)	(174,908)
Net realized gain:
Investor Shares	(2,616)	(2,291)
Institutional Shares	(66,022)	(71,757)
Total Distributions to Shareholders	(816,796)	(255,373)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,507,378	1,337,915
Institutional Shares	46,763,443	17,195,491
Reinvestment of distributions:
Investor Shares	17,772	8,708
Institutional Shares	776,117	241,447
Redemption of shares:
1	Investor Shares	(1,191,817)	(706,407)
2	Institutional Shares	(18,874,650)	(1,040,000)
Increase in Net Assets from Capital Share Transactions	28,998,243	17,037,154
Increase in Net Assets	28,648,567	17,221,806

NET ASSETS
Beginning of Year	23,906,115	6,684,309
End of Year (Including line (a))	$52,554,682	$23,906,115

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	146,301	130,214
Institutional Shares	4,566,440	1,662,042
Reinvestment of distributions:
Investor Shares	1,730	848
Institutional Shares	75,535	23,499
Redemption of shares:
Investor Shares	(115,682)	(68,871)
Institutional Shares	(1,839,065)	(100,679)
Increase in Shares	2,835,259	1,647,053

(a)	Undistributed net investment income	$216	$338

See Notes to Financial Statements.	16

SEMPER SHORT DURATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
For the Years Ended November 30,		December 23, 2010 (a) through
2013	2012	November 30, 2011

INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.39	$10.25	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.13	0.11	0.14
Net realized and unrealized gain (loss)	(0.11)	0.27	0.25
Total from Investment Operations	0.02	0.38	0.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.15)	(0.13)	(0.14)
Net realized gain	(0.03)	(0.11)	—
Total Distributions to Shareholders	(0.18)	(0.24)	(0.14)
NET ASSET VALUE, End of Period	$10.23	$10.39	$10.25
TOTAL RETURN	0.18%	3.84%	3.89	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,173	$856	$207
Ratios to Average Net Assets:
Net investment income	1.30%	1.08%	1.52	%(d)
Net expense (e)	0.85%	0.85%	0.85	%(d)
Interest expense on securities sold short	0.07%	0.00%	0.00	%(d)
Gross expense (f)	2.91%	3.40%	8.07	%(d)
PORTFOLIO TURNOVER RATE	108%	78%	87	%(c)

INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.40	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.16	0.14	0.16
Net realized and unrealized gain (loss)	(0.12)	0.27	0.26
Total from Investment Operations	0.04	0.41	0.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.17)	(0.16)	(0.16)
Net realized gain	(0.03)	(0.11)	—
Total Distributions to Shareholders	(0.20)	(0.27)	(0.16)
NET ASSET VALUE, End of Period	$10.24	$10.40	$10.26
TOTAL RETURN	0.42%	4.10%	4.22	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$51,382	$23,050	$6,478
Ratios to Average Net Assets:
Net investment income	1.56%	1.33%	1.70	%(d)
Net expense (e)	0.60%	0.60%	0.60	%(d)
Interest expense on securities sold short	0.08%	0.00%	0.00	%(d)
Gross expense (f)	1.15%	2.51%	4.27	%(d)
PORTFOLIO TURNOVER RATE	108%	78%	87	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes interest expense on securities sold short.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	17

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2013

Note 1. Organization

The Semper Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.  Effective June 1, 2013, UCM Short Duration Fund was re-named Semper Short Duration Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of November 30, 2013, for the Fund’s investments is included at the end of the Fund’s

18

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2013

Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments, if applicable.

Repurchase Agreements - Under a master repurchase agreement with a broker counterparty and custodian, the Fund enters into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”). The Fund, through the custodian, takes possession of securities collateralizing the repurchase agreement.  The Fund entered into repurchase agreements on November 26, 2013, and received U.S. Treasury Notes as collateral.  As of November 30, 2013, the Fund had sold the collateral relating to the November 26, 2013, repurchase agreements, and with the proceeds, purchased a portion of the U.S. Treasury Securities included in the Schedule of Investments.  The value of the Fund's obligation to return repurchase agreement related collateral is as stated in the Statement of Assets and Liabilities and is reflected as a liability for Securties Sold Short.  Interest payments made by the Fund relating to the November 26, 2013, repurchase agreements are reflected as interest expense in the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of November 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Semper Capital Management, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.  Prior to June 1, 2013, the Adviser was known as UCM Partners, L.P.

19

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2013

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed waive a portion of its fee and reimburse certain expenses through March 31, 2014, to limit annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85% and 0.60% of Investor and Institutional Shares, respectively.  The expense cap may only be revised with the approval of the Board.  Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions and waivers may be reduced or eliminated at any time. For the year ended November 30, 2013, fees reduced or waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$153,425	$22,382	$45,000	$220,807

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fee waiver or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) do not exceed 0.85% and 0.60% of Investor and Institutional Shares, respectively. As of November 30, 2013, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2011	$210,311	November 30, 2014	$-
November 30, 2012	193,076	November 30, 2015	-
November 30, 2013	175,807	November 30, 2016	-

20

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2013

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended November 30, 2013, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$49,777,362	$29,586,558	$18,911,908	$10,478,208

Note 6. Federal Income Tax and Investment Transactions

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:

2013	2012

Ordinary Income	$812,271	$250,527
Long-Term Capital Gain	9,371	-
	$821,642	$250,527

As of November 30, 2013, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$216
Undistributed Long-Term Gain	104,793
Capital and Other Losses	(85,494)
Unrealized Depreciation	(23,748)
Total	$(4,233)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to paydown transactions.

For tax purposes, the current year post October-loss was $85,494 (realized during the period November 1, 2013 through November 30, 2013). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, December 1, 2013.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended November 30, 2013. The following reclassification was the result of paydown transactions and has no impact on the net assets of the Fund.

Undistributed Net Investment Income (Loss)	$68,465
Accumulated Net Realized Gain (Loss)	(68,465)

Note 7. Recent Accounting Pronouncements

Management has evaluated Financial Accounting Standards Board's Accounting Standards Update (“ASU”) No. 2011-11 and ASU No. 2013-01 regarding offsetting assets and liabilities disclosure, and determined the updates did not have an impact on the reporting of financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of Semper Short Duration Fund

We have audited the accompanying statement of assets and liabilities of the Semper Short Duration Fund (formerly the UCM Short Duration Fund), a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of November 30, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights each of the years in the two-year period then ended and for the period December 23, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Semper Short Duration Fund as of November 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period December 23, 2010 through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 28, 2014

22

SEMPER SHORT DURATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2013

Investment Advisory Agreement Approval

At the September 20, 2013 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations and financial condition. In addition, the Board noted that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, the Board considered information received at each regularly scheduled meeting including, among other things, information concerning the Fund's performance and related services provided by the Adviser.

Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from senior representatives of the Adviser, a due diligence process completed in writing by the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund's investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board further considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability needed to provide investment advisory services to the Fund for the foreseeable future. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the year-to-date, one-year and since inception performance of the Fund as of June 30, 2013. The Board noted that the Fund outperformed its primary benchmark, the Barclays Capital 1-3 Year Government Index during 1-year and since inception periods but underperformed the Barclays Capital 1-3 Year Government Index for the year-to-date period ended June 30, 2013. Noting the Fund's asset growth and the Adviser's representation that the Fund performed consistent with the Adviser's expectations and based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation
The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates, expenses and performance of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate for the Fund was the lowest advisory fee rate of its Lipper Inc. peer group and its actual total expenses was above the median total expenses of its Lipper Inc. peer group. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

23

SEMPER SHORT DURATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2013

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 828-8210 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013, through November 30, 2013.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

24

SEMPER SHORT DURATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2013

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	June 1, 2013	November 30, 2013	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,002.17	$4.27	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.81	$4.31	0.85%
Institutional Shares
Actual	$1,000.00	$1,002.34	$3.01	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.06	$3.04	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 72.98% of its income distributions as qualified interest income exempt from U.S. tax for foreign shareholders (QII) and 7.29% of its income distributions as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

25

SEMPER SHORT DURATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2013

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 828-8210.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	25	0
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	25	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	25	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	26	Trustee, Forum Funds II and Forum ETF Trust
Interested Trustee
John Y. Keffer2 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	26	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II and Forum ETF Trust
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

26

SEMPER SHORT DURATION FUND
Investor Shares (SEMRX)
Institutional Shares (SEMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
Semper Capital Management, L.P.
52 Vanderbilt Ave., Suite 401
New York, NY  10017
www.sempercap.com

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-ANR-1113

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted  a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

          (e) Not applicable.

          (f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $17,000 in 2012 and $17,500 in 2013.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2012 and $0 in 2013.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2012 and $3,000 in 2013.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2012 and $0 in 2013.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2012 and $0 in 2013.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           January 24, 2014

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           January 24, 2014